Stockholders' equity and dividend payment, Stock repurchases (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Stock Repurchases [Abstract]
Share repurchases (in shares)	1,137,583	1,072,344	1,499,608	2,826,771
Aggregate consideration	$ 9,900	$ 8,800	$ 8,800	$ 15,900	$ 18,808	$ 24,758
Average price (in dollars per share)	$ 8.72	$ 8.25	$ 5.87	$ 5.63